TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying value of transferred assets [member] | Repurchase agreement & stock lending [member] | The Group [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	£ 997	£ 4,643
Available-for-sale financial assets		19,359
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	5,691
Carrying value of transferred assets [member] | Repurchase agreement & stock lending [member] | The Bank [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	989	4,636
Available-for-sale financial assets		19,220
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	5,397
Carrying value of transferred assets [member] | Securitisation programme [member] | The Group [member]
Financial assets at amortised cost:
Loans and advances to customers	37,180	35,475	[1],[2]
Carrying value of transferred assets [member] | Securitisation programme [member] | The Bank [member]
Financial assets at amortised cost:
Loans and advances to customers	11,760	9,640	[1],[2]
Carrying value of associated liabilities [member] | Repurchase agreement & stock lending [member] | The Group [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	269	3,257
Available-for-sale financial assets		16,753
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	4,645
Carrying value of associated liabilities [member] | Repurchase agreement & stock lending [member] | The Bank [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	269	3,257
Available-for-sale financial assets		16,753
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	4,645
Carrying value of associated liabilities [member] | Securitisation programme [member] | The Group [member]
Financial assets at amortised cost:
Loans and advances to customers	5,533	3,730	[1],[2]
Carrying value of associated liabilities [member] | Securitisation programme [member] | The Bank [member]
Financial assets at amortised cost:
Loans and advances to customers	£ 879	£ 779	[1],[2]

[1]	The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of 31,647 million (31 December 2017: 21,466 million).
[2]	The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.